Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The Compensation Committee considers a mix of cash and equity awards over both the short-term and long-term as a critical balance in reinforcing U. S. Steel’s commitment to performance alignment. The majority of target compensation opportunity is performance- and/or stock-based, and our compensation programs are focused on objective corporate performance measures and individual performance.
In accordance with SEC rules, we are providing the below disclosure regarding executive compensation for our CEO and our non-CEO NEOs and corporate performance for the fiscal years listed below. The SEC-defined “Compensation Actually Paid” (“CAP”) data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, our performance equity awards are subject to multi-year performance conditions tied to relative and absolute performance metrics and all our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
Pay Versus Performance Table
			Average SCT total for Non-CEO NEOs(2) ($)	Average comp. actually paid to Non-CEO NEOs(2)(5) ($)	Value of initial fixed $100 investment based on:
Year	SCT total for CEO(1) ($)	Comp. actually paid to CEO(1)(5) ($)			Company TSR(3) ($)	Peer Group TSR(3) ($)	Net Income ($ Millions)	Adjusted EBITDA(4) ($ Millions)
2022	$18,988,369	$22,645,854	$5,394,613	$6,035,332	$222.98	$183.39	$2,524	$4,233
2021	$18,824,816	$28,900,039	$6,093,786	$7,499,218	$210.31	$126.16	$4,174	$5,592
2020	$8,583,443	$17,122,835	$2,669,859	$4,017,986	$147.63	$122.40	$(1,165)	$(162)

(1)
Mr. Burritt was the Chief Executive Officer (CEO) of the Corporation for all years shown.

(2)
The non-CEO NEOs of the Corporation for each year are as follows: for 2022, Messrs. Bruno, Buckiso and Holloway and Mses. Breves and Graziano; for 2021, Messrs. Bruno, Holloway and Kenneth Jaycox and Ms. Breves; and for 2020, Messrs. Bruno, Buckiso, Holloway and Ms. Breves. Ms. Graziano was hired in August 2022, and Ms. Breves was no longer with the Corporation as of close of fiscal year 2022.

(3)
For purposes of this disclosure, the peer group Total Shareholder Return reflects the S&P 600 Steel Index. Dollar values assume an initial $100 investment for the cumulative period from December 31, 2019 through December 31, 2022, for the Corporation and the S&P 600 Steel Index, respectively, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The Corporation selected Adjusted EBITDA as the “most important” financial performance measure used to link performance to Compensation Actually Paid (CAP) to our CEO and other NEOs in fiscal year 2022, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. See the reconciliation to the corresponding GAAP measure set forth in Appendix A. This financial performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(5)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

CEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$18,988,369	$(9,499,935)	$13,157,420	$22,645,854
2021	$18,824,816	$(12,499,765)	$22,574,988	$28,900,039
2020	$8,583,443	$(5,600,045)	$14,139,437	$17,122,835
Average Non-CEO NEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$5,394,613	$(2,179,975)	$2,820,694	$6,035,332
2021	$6,093,786	$(3,816,625)	$5,222,057	$7,499,218
2020	$2,669,859	$(1,233,030)	$2,581,157	$4,017,986

(a)
Represents the grant date fair value of equity-based awards granted each year and, for Mr. Buckiso in the year 2020, the change in pension, each as disclosed in the Summary Compensation Table.

(b)
Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for each applicable year and pension service costs. The equity component of CAP for each fiscal year is further detailed in the tables below.

CEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	$161,880	$518,130	$680,010
RSUs(e)	$3,975,922	$421,193	$408,678	$4,805,793
TSR-based PSUs(f)	$2,315,946	$(2,877,580)	$17,662	$(543,972)
ROCE-based PSUs(g)	$4,185,542	$3,922,192	$107,855	$8,215,589
Total	$10,477,410	$1,627,686	$1,052,325	$13,157,420
Average Non-CEO NEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$874,409	$63,802	$57,019	$995,230
TSR-based PSUs(f)	$389,654	$(432,380)	$2,208	$(40,518)
ROCE-based PSUs(g)	$1,438,943	$371,866	$31,685	$1,842,493
Total	$2,703,005	$3,288	$90,912	$2,797,206
CEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	$2,065,680	—	—	$2,065,680
RSUs(e)	$4,502,293	$1,990,737	$272,496	$6,765,526
TSR-based PSUs(f)	$2,847,801	$771,908	—	$3,619,708
ROCE-based PSUs(g)	$5,377,964	$4,746,111	—	$10,124,074
Total	$14,793,737	$7,508,755	$272,496	$22,574,988
Average Non-CEO NEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$1,087,742	$277,918	$44,589	$1,410,249
TSR-based PSUs(f)	$519,239	$122,247	—	$641,486
ROCE-based PSUs(g)	$2,614,015	$556,307	—	$3,170,322
Total	$4,220,996	$956,471	$44,589	$5,222,057
CEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(22,546)	$(22,546)
RSUs(e)	$6,095,474	$585,763	$(233,645)	$6,447,592
TSR-based PSUs(f)	$7,040,487	$673,904	—	$7,714,391
ROCE-based PSUs(g)	—	—	—	—
Total	$13,135,961	$1,259,667	$(256,191)	$14,139,437
Average Non-CEO NEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(26)	$(26)
RSUs(e)	$1,123,791	$90,976	$(37,015)	$1,177,751
TSR-based PSUs(f)	$1,298,125	$105,306	—	$1,403,431
ROCE-based PSUs(g)	—	—	—	—
Total	$2,421,916	$196,282	$(37,041)	$2,581,157

(c)
Equity value included in CAP as illustrated above represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

(d)
Fair Value of stock options have been calculated using Black-Scholes valuations.

(e)
Fair Value of Restricted Stock Units (RSUs) have been calculated using the average high/low closing stock price.

(f)
Fair Value of TSR performance awards have been calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

(g)
Fair Value of ROCE performance awards have been calculated using the average high/low closing stock price and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Burritt was the Chief Executive Officer (CEO) of the Corporation for all years shown.

(2)
The non-CEO NEOs of the Corporation for each year are as follows: for 2022, Messrs. Bruno, Buckiso and Holloway and Mses. Breves and Graziano; for 2021, Messrs. Bruno, Holloway and Kenneth Jaycox and Ms. Breves; and for 2020, Messrs. Bruno, Buckiso, Holloway and Ms. Breves. Ms. Graziano was hired in August 2022, and Ms. Breves was no longer with the Corporation as of close of fiscal year 2022.

Peer Group Issuers, Footnote [Text Block]
(3)
For purposes of this disclosure, the peer group Total Shareholder Return reflects the S&P 600 Steel Index. Dollar values assume an initial $100 investment for the cumulative period from December 31, 2019 through December 31, 2022, for the Corporation and the S&P 600 Steel Index, respectively, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 18,988,369	$ 18,824,816	$ 8,583,443
PEO Actually Paid Compensation Amount	$ 22,645,854	28,900,039	17,122,835
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

CEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$18,988,369	$(9,499,935)	$13,157,420	$22,645,854
2021	$18,824,816	$(12,499,765)	$22,574,988	$28,900,039
2020	$8,583,443	$(5,600,045)	$14,139,437	$17,122,835
Average Non-CEO NEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$5,394,613	$(2,179,975)	$2,820,694	$6,035,332
2021	$6,093,786	$(3,816,625)	$5,222,057	$7,499,218
2020	$2,669,859	$(1,233,030)	$2,581,157	$4,017,986

(a)
Represents the grant date fair value of equity-based awards granted each year and, for Mr. Buckiso in the year 2020, the change in pension, each as disclosed in the Summary Compensation Table.

(b)
Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for each applicable year and pension service costs. The equity component of CAP for each fiscal year is further detailed in the tables below.

CEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	$161,880	$518,130	$680,010
RSUs(e)	$3,975,922	$421,193	$408,678	$4,805,793
TSR-based PSUs(f)	$2,315,946	$(2,877,580)	$17,662	$(543,972)
ROCE-based PSUs(g)	$4,185,542	$3,922,192	$107,855	$8,215,589
Total	$10,477,410	$1,627,686	$1,052,325	$13,157,420
Average Non-CEO NEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$874,409	$63,802	$57,019	$995,230
TSR-based PSUs(f)	$389,654	$(432,380)	$2,208	$(40,518)
ROCE-based PSUs(g)	$1,438,943	$371,866	$31,685	$1,842,493
Total	$2,703,005	$3,288	$90,912	$2,797,206
CEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	$2,065,680	—	—	$2,065,680
RSUs(e)	$4,502,293	$1,990,737	$272,496	$6,765,526
TSR-based PSUs(f)	$2,847,801	$771,908	—	$3,619,708
ROCE-based PSUs(g)	$5,377,964	$4,746,111	—	$10,124,074
Total	$14,793,737	$7,508,755	$272,496	$22,574,988
Average Non-CEO NEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$1,087,742	$277,918	$44,589	$1,410,249
TSR-based PSUs(f)	$519,239	$122,247	—	$641,486
ROCE-based PSUs(g)	$2,614,015	$556,307	—	$3,170,322
Total	$4,220,996	$956,471	$44,589	$5,222,057
CEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(22,546)	$(22,546)
RSUs(e)	$6,095,474	$585,763	$(233,645)	$6,447,592
TSR-based PSUs(f)	$7,040,487	$673,904	—	$7,714,391
ROCE-based PSUs(g)	—	—	—	—
Total	$13,135,961	$1,259,667	$(256,191)	$14,139,437
Average Non-CEO NEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(26)	$(26)
RSUs(e)	$1,123,791	$90,976	$(37,015)	$1,177,751
TSR-based PSUs(f)	$1,298,125	$105,306	—	$1,403,431
ROCE-based PSUs(g)	—	—	—	—
Total	$2,421,916	$196,282	$(37,041)	$2,581,157

(c)
Equity value included in CAP as illustrated above represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

(d)
Fair Value of stock options have been calculated using Black-Scholes valuations.

(e)
Fair Value of Restricted Stock Units (RSUs) have been calculated using the average high/low closing stock price.

(f)
Fair Value of TSR performance awards have been calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

(g)
Fair Value of ROCE performance awards have been calculated using the average high/low closing stock price and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 5,394,613	6,093,786	2,669,859
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,035,332	7,499,218	4,017,986
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table (SCT) with the following deductions (grant date fair value of all equity awards granted in the fiscal year and the change in pension value) and additions (the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends; plus pension service costs):

CEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$18,988,369	$(9,499,935)	$13,157,420	$22,645,854
2021	$18,824,816	$(12,499,765)	$22,574,988	$28,900,039
2020	$8,583,443	$(5,600,045)	$14,139,437	$17,122,835
Average Non-CEO NEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$5,394,613	$(2,179,975)	$2,820,694	$6,035,332
2021	$6,093,786	$(3,816,625)	$5,222,057	$7,499,218
2020	$2,669,859	$(1,233,030)	$2,581,157	$4,017,986

(a)
Represents the grant date fair value of equity-based awards granted each year and, for Mr. Buckiso in the year 2020, the change in pension, each as disclosed in the Summary Compensation Table.

(b)
Reflects the value of equity calculated in accordance with the SEC rule for determining CAP for each applicable year and pension service costs. The equity component of CAP for each fiscal year is further detailed in the tables below.

CEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	$161,880	$518,130	$680,010
RSUs(e)	$3,975,922	$421,193	$408,678	$4,805,793
TSR-based PSUs(f)	$2,315,946	$(2,877,580)	$17,662	$(543,972)
ROCE-based PSUs(g)	$4,185,542	$3,922,192	$107,855	$8,215,589
Total	$10,477,410	$1,627,686	$1,052,325	$13,157,420
Average Non-CEO NEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2022	Change in Value of Prior Years’ Awards Unvested on 12/31/2022	Change in Value of Prior Years’ Awards that Vested in 2022	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$874,409	$63,802	$57,019	$995,230
TSR-based PSUs(f)	$389,654	$(432,380)	$2,208	$(40,518)
ROCE-based PSUs(g)	$1,438,943	$371,866	$31,685	$1,842,493
Total	$2,703,005	$3,288	$90,912	$2,797,206
CEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	$2,065,680	—	—	$2,065,680
RSUs(e)	$4,502,293	$1,990,737	$272,496	$6,765,526
TSR-based PSUs(f)	$2,847,801	$771,908	—	$3,619,708
ROCE-based PSUs(g)	$5,377,964	$4,746,111	—	$10,124,074
Total	$14,793,737	$7,508,755	$272,496	$22,574,988
Average Non-CEO NEO Equity Component of CAP for FY 2021:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2021	Change in Value of Prior Years’ Awards Unvested on 12/31/2021	Change in Value of Prior Years’ Awards that Vested in 2021	Equity Value Included in CAP(c)
Stock Options(d)	—	—	—	—
RSUs(e)	$1,087,742	$277,918	$44,589	$1,410,249
TSR-based PSUs(f)	$519,239	$122,247	—	$641,486
ROCE-based PSUs(g)	$2,614,015	$556,307	—	$3,170,322
Total	$4,220,996	$956,471	$44,589	$5,222,057
CEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(22,546)	$(22,546)
RSUs(e)	$6,095,474	$585,763	$(233,645)	$6,447,592
TSR-based PSUs(f)	$7,040,487	$673,904	—	$7,714,391
ROCE-based PSUs(g)	—	—	—	—
Total	$13,135,961	$1,259,667	$(256,191)	$14,139,437
Average Non-CEO NEO Equity Component of CAP for FY 2020:
Equity Type	Fair Value of Awards Granted in Current Year at 12/31/2020	Change in Value of Prior Years’ Awards Unvested on 12/31/2020	Change in Value of Prior Years’ Awards that Vested in 2020	Equity Value Included in CAP(c)
Stock Options(d)	—	—	$(26)	$(26)
RSUs(e)	$1,123,791	$90,976	$(37,015)	$1,177,751
TSR-based PSUs(f)	$1,298,125	$105,306	—	$1,403,431
ROCE-based PSUs(g)	—	—	—	—
Total	$2,421,916	$196,282	$(37,041)	$2,581,157

(c)
Equity value included in CAP as illustrated above represents the aggregate of the following components: the fair value as of the end of the fiscal year of awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year; plus accrued cash dividends. Performance awards include Total Shareholder Return (TSR) and Return On Capital Employed (ROCE).

(d)
Fair Value of stock options have been calculated using Black-Scholes valuations.

(e)
Fair Value of Restricted Stock Units (RSUs) have been calculated using the average high/low closing stock price.

(f)
Fair Value of TSR performance awards have been calculated using Monte Carlo valuations and assume company target performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

(g)
Fair Value of ROCE performance awards have been calculated using the average high/low closing stock price and assume company projected performance payouts for each incomplete performance period and company actual performance payouts for each completed performance period for the respective fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Corporation’s cumulative TSR over the three-year period from 2020 through 2022.
CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. COMPANY TSR, 2020 – 2022

Compensation Actually Paid vs. Net Income [Text Block]
The following chart shows the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our net income during fiscal 2020 through 2022.
CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. NET INCOME, 2020 – 2022

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during fiscal 2020-2022.
CEO & AVERAGE NEO COMPENSATION ACTUALLY PAID VS. ADJUSTED EBITDA, 2020 – 2022

Total Shareholder Return Vs Peer Group [Text Block]
The following chart compares our cumulative TSR over the three-year period from 2020 through 2022 to that of the S&P 600 Steel Index.
TOTAL SHAREHOLDER RETURN (TSR): U. S. Steel VS. S&P 600 STEEL INDEX, 2020 – 2022

Tabular List [Table Text Block]
The following table presents the financial performance measures that the Corporation considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs in fiscal 2022 to the Corporation’s performance. The measures in this table are not ranked.
Four Most Important Company Performance Measures for Determining NEO Compensation
Adjusted EBITDA	Relative TSR
Cash Conversion Cycle	ROCE

Total Shareholder Return Amount	$ 222.98	210.31	147.63
Peer Group Total Shareholder Return Amount	183.39	126.16	122.4
Net Income (Loss)	$ 2,524,000,000	$ 4,174,000,000	$ (1,165,000,000)
Company Selected Measure Amount	4,233	5,592	(162)
PEO Name	Mr. Burritt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
The Corporation selected Adjusted EBITDA as the “most important” financial performance measure used to link performance to Compensation Actually Paid (CAP) to our CEO and other NEOs in fiscal year 2022, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. See the reconciliation to the corresponding GAAP measure set forth in Appendix A. This financial performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Conversion Cycle
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROCE
PEO [Member] | Deduction Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,499,935)	$ (12,499,765)	$ (5,600,045)
PEO [Member] | Addition Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,157,420	22,574,988	14,139,437
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,880
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	518,130		(22,546)
PEO [Member] | Addition Adjustment Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	680,010	2,065,680	(22,546)
PEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,975,922	4,502,293	6,095,474
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	421,193	1,990,737	585,763
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	408,678	272,496	(233,645)
PEO [Member] | Addition Adjustment RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,805,793	6,765,526	6,447,592
PEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year TSR-based PSU Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,315,946	2,847,801	7,040,487
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,877,580)	771,908	673,904
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,662
PEO [Member] | Addition Adjustment TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(543,972)	3,619,708	7,714,391
PEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,185,542	5,377,964
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,922,192	4,746,111
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,855
PEO [Member] | Addition Adjustment ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,215,589	10,124,074
PEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,477,410	14,793,737	13,135,961
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,627,686	7,508,755	1,259,667
PEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,325		(256,191)
PEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,065,680
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,797,206
Non-PEO NEO [Member] | Deduction Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,179,975)	(3,816,625)	(1,233,030)
Non-PEO NEO [Member] | Addition Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,820,694	5,222,057	2,581,157
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26)
Non-PEO NEO [Member] | Addition Adjustment Stock Option [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26)
Non-PEO NEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	874,409	1,087,742	1,123,791
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,802	277,918	90,976
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,019	44,589	(37,015)
Non-PEO NEO [Member] | Addition Adjustment RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	995,230	1,410,249	1,177,751
Non-PEO NEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year TSR-based PSU Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	389,654	519,239	1,298,125
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(432,380)	122,247	105,306
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,208
Non-PEO NEO [Member] | Addition Adjustment TSR-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,518)	641,486	1,403,431
Non-PEO NEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,438,943	2,614,015
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,866	556,307
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,685
Non-PEO NEO [Member] | Addition Adjustment ROCE-based PSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,842,493	3,170,322
Non-PEO NEO [Member] | Change In Value Equity Award Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,703,005	4,220,996	2,421,916
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,288	956,471	196,282
Non-PEO NEO [Member] | Change In Value Equity Award Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 90,912	$ 44,589	$ (37,041)